Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
EBP 017
EBP, Investment, Fair Value and NAV [Line Items]
Schedule of Plan Assets at Fair Value by Level Within the Fair Value Hierarchy	The following tables set forth by level, within the fair value hierarchy, the Plan’s assets at fair value as of December 31, 2025 and 2024:

	December 31, 2025
	Level 1	Level 2	Level 3	Total
Mutual funds	$10,757,665,718	$—	$—	$10,757,665,718
Common stock	6,771,741,997	—	—	6,771,741,997
Corporate bonds	—	606,391,588	—	606,391,588
U.S. government securities	556,032,550	618,598,714	—	1,174,631,264
Other securities	—	44,098,638	—	44,098,638
CCT funds	12,195,548,300	—	—	12,195,548,300
Total investments at fair value	$30,280,988,565	$1,269,088,940	$—	31,550,077,505

Synthetic GICs				2,721,206,752
Total investments at contract value				2,721,206,752

Total investments				$34,271,284,257

	December 31, 2024
	Level 1	Level 2	Level 3	Total
Mutual funds	$9,446,229,019	$—	$—	$9,446,229,019
Common stock	5,669,570,669	—	—	5,669,570,669
Corporate bonds	—	483,462,432	—	483,462,432
U.S. government securities	419,842,643	482,856,215	—	902,698,858
Other securities	—	27,900,512	—	27,900,512
CCT funds	10,445,008,641	—	—	10,445,008,641
Total investments at fair value	$25,980,650,972	$994,219,159	$—	26,974,870,131

Synthetic GICs				2,636,956,605
Total investments at contract value				2,636,956,605

Total investments				$29,611,826,736